Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Petroleum and natural gas sales, net of royalties	$ 176,227	$ 148,464
Finance revenue	570	108
Revenue	176,797	148,572
EXPENSES
Production and operating	53,298	51,005
Selling costs	2,103	2,495
General and administrative	18,688	15,253
Foreign exchange (gain) loss	(289)	194
Finance costs	5,075	6,233
Depletion, depreciation and amortization	34,291	40,036
Asset retirement obligation accretion	270	256
Loss on financial instruments	7,051	10,992
Impairment loss	14,500	79,025
Gains (losses) on disposals of non-current assets	(207)	0
Total expenses	134,780	205,489
Earnings (loss) before income taxes	42,017	(56,917)
Income tax expense – current	26,340	21,819
NET EARNINGS (LOSS)	15,677	(78,736)
OTHER COMPREHENSIVE INCOME (LOSS)
Currency translation adjustments	(3,732)	2,793
COMPREHENSIVE INCOME (LOSS)	$ 11,945	$ (75,943)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.22	$ (1.09)
Diluted (in dollars per share)	$ 0.22	$ (1.09)